ORGANIZATION AND BUSINESS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Sep. 07, 2021	Jul. 31, 2012	Jun. 15, 2012	Sep. 07, 2011	Feb. 28, 2011	Jan. 01, 2011	Dec. 31, 2010	Jan. 29, 2010	Jan. 01, 2010
Notes to Financial Statements
Interest in Huerfano Cucharas Irrigation Company	91.00%							91.00%
Interest in Two Rivers Farms, LLC and Two Rivers Water LLC	100.00%
Interest in Two Rivers Farms F-1 LLC	100.00%
Interest in TR Bessemer, LLC	100.00%
Shares in Bessemer Ditch Company				146
Interest in Orlando Reservoir No.2 Company LLC	100.00%
F-1 convertible promissory notes sold						$ 2,000,000
F-1 convertible promissory note interest rate						5.00%
Repurchase option	$ 1	$ 1.00					$ 1.44			$ 2.00
Payment of water resource fee	6,500	6,500
Per acre repurchase price	2,000
Cost of rebuilding and preparing Lascar-Butte Acres			2,203,000
Acquisition percentage in Orlando					100.00%				90.00%
Bridge loan with private lenders	3,994,000
Loan from CEO	994,000
Bridgle loan monthly interest rate	12.00%
Demand deposits			1,341,000
Liquid exchange traded funds			$ 31,000